Long-Term Debt - Narrative (Detail)			3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 06, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 01, 2015 USD ($)	May 29, 2015 USD ($)	Dec. 20, 2013 USD ($) Note
Debt Instrument [Line Items]
Long-term debt		$ 553,775,000		$ 579,742,000		$ 553,775,000	$ 540,209,000
Write off of deferred loan cost and discount				$ 3,294,000	$ 0
First Lien Credit Facilities [Member]
Debt Instrument [Line Items]
Maximum net first lien leverage ratio				6.00%
Unamortized discount and deferred loan costs	$ 9,200,000
Debt modification, debt issuance costs expensed	4,800,000
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Maximum net first lien leverage ratio						5.50%
Unamortized discount and deferred loan costs	13,900,000
Write off of deferred loan cost and discount	3,300,000
Term Loans [Member] | First Lien Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	450,000,000
Periodic payment, percent of outstanding principal balance				0.25%
Long-term debt		$ 0		$ 435,150,000		$ 0
Unamortized discount and deferred loan costs				13,700,000
Term Loans [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 265,000,000	$ 155,000,000
Periodic payment, percent of outstanding principal balance		0.25%				0.25%
Long-term debt		$ 395,581,000		0		$ 395,581,000	396,717,000
Unamortized discount and deferred loan costs		15,100,000				15,100,000	18,200,000
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate (as a percent)									11.25%
Long-term debt		133,286,000		141,328,000		133,286,000	118,764,000		$ 115,000,000
Debt instrument, issue price (as a percentage of principle amount)									97.00%
Unamortized discount and deferred loan costs		3,500,000		$ 3,200,000		3,500,000	$ 3,900,000
Interest Costs Capitalized		21,800,000
Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate (as a percent)										8.50%
Notes Payable [Member] | AGS Seller Notes [Member]
Debt Instrument [Line Items]
Long-term debt		7,100,000				7,100,000
Number of promissory notes issued | Note										2
Interest Costs Capitalized						1,600,000
Notes Payable [Member] | Promissory Note 2.2 Million [Member]
Debt Instrument [Line Items]
Long-term debt										$ 2,200,000
Notes Payable [Member] | Promissory Note 3.3 Million [Member]
Debt Instrument [Line Items]
Long-term debt										3,300,000
Notes Payable [Member] | Promissory Note 12.0 Million Amaya [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate (as a percent)									5.00%
Long-term debt		13,000,000				13,000,000			$ 12,000,000
Reduction of seller note			$ 5,100,000
Interest Costs Capitalized		$ 1,000,000				$ 1,000,000
Revolving Facility [Member] | Line of Credit [Member] | First Lien Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 30,000,000
Commitment fee (as a percent)				0.50%
Revolving Facility [Member] | Line of Credit [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 15,000,000		$ 25,000,000
Commitment fee (as a percent)						0.50%